Rampart Equity Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—99.2%
Communication Services—6.2%
Alphabet, Inc. Class A(1)	680	$964
Alphabet, Inc. Class C(1)	664	939
Charter Communications, Inc. Class A(1)	1,814	925
Comcast Corp. Class A	55,455	2,162
DISH Network Corp. Class A(1)	3,058	106
Facebook, Inc. Class A(1)	5,465	1,241
Live Nation Entertainment, Inc.(1)	1,091	48
Netflix, Inc.(1)	3,398	1,546
T-Mobile US, Inc.(1)	29,762	3,100
Twitter, Inc.(1)	1,804	54
Walt Disney Co. (The)	13,994	1,560
		12,645

Consumer Discretionary—26.8%
Advance Auto Parts, Inc.	2,673	381
Amazon.com, Inc.(1)	1,059	2,922
Aptiv plc	30,655	2,389
AutoZone, Inc.(1)	893	1,007
Best Buy Co., Inc.	36,194	3,159
Booking Holdings, Inc.(1)	102	162
BorgWarner, Inc.	24,306	858
CarMax, Inc.(1)	6,192	554
Carnival Corp.	24,037	395
Chipotle Mexican Grill, Inc.(1)	271	285
Darden Restaurants, Inc.	1,358	103
Dollar General Corp.	6,162	1,174
Dollar Tree, Inc.(1)	5,862	543
Domino’s Pizza, Inc.	419	155
eBay, Inc.	1,643	86
Expedia Group, Inc.	328	27
Ford Motor Co.	226,456	1,377
Garmin Ltd.	32,500	3,169
General Motors Co.	72,353	1,830
Hilton Worldwide Holdings, Inc.	14,084	1,034
Home Depot, Inc. (The)	9,228	2,312
Horton (D.R.), Inc.	19,241	1,067
Kohl’s Corp.	155,971	3,239
Las Vegas Sands Corp.	35,811	1,631
Leggett & Platt, Inc.	39,177	1,377
Lennar Corp. Class A	15,952	983
Lowe’s Cos., Inc.	6,424	868
Marriott International, Inc. Class A	13,275	1,138
McDonald’s Corp.	7,798	1,438
MGM Resorts International	51,165	860
Mohawk Industries, Inc.(1)	18,112	1,843
Newell Brands, Inc.	203,542	3,232
NIKE, Inc. Class B	32,683	3,205
Norwegian Cruise Line Holdings Ltd.(1)	12,814	211
NVR, Inc.(1)	202	658
O’Reilly Automotive, Inc.(1)	2,875	1,212
PulteGroup, Inc.	14,426	491
Royal Caribbean Cruises Ltd.	8,505	428
Starbucks Corp.	12,192	897
Target Corp.	12,059	1,446
Tiffany & Co.	8,727	1,064
Tractor Supply Co.	9,203	1,213
Ulta Beauty, Inc.(1)	4,390	893
Wynn Resorts Ltd.	9,986	744
	Shares	Value

Consumer Discretionary—continued
Yum! Brands, Inc.	3,173	$276
		54,336

Consumer Staples—3.1%
Coty, Inc. Class A	19,992	89
Estee Lauder Cos., Inc. (The) Class A	16,370	3,089
Sysco Corp.	58,312	3,187
		6,365

Energy—3.2%
Apache Corp.	8,623	117
Baker Hughes Co.	39,518	608
Cabot Oil & Gas Corp.	8,673	149
Concho Resources, Inc.	4,415	227
ConocoPhillips	23,907	1,005
Devon Energy Corp.	8,621	98
Diamondback Energy, Inc.	3,616	151
EOG Resources, Inc.	12,916	654
Halliburton Co.	51,818	673
Hess Corp.	5,668	294
Marathon Oil Corp.	17,350	106
National Oilwell Varco, Inc.	23,733	291
Noble Energy, Inc.	11,763	105
Pioneer Natural Resources Co.	3,677	359
Schlumberger Ltd.	82,682	1,521
TechnipFMC plc	26,662	182
		6,540

Financials—7.8%
American Express Co.	17,770	1,692
American International Group, Inc.	58,591	1,827
Aon plc Class A	5,194	1,000
Assurant, Inc.	4,092	423
Capital One Financial Corp.	12,057	755
Cboe Global Markets, Inc.	1,142	107
Citizens Financial Group, Inc.	6,212	157
CME Group, Inc.	3,752	610
Comerica, Inc.	2,055	78
Discover Financial Services	8,211	411
Fifth Third Bancorp	10,953	211
First Republic Bank	2,624	278
Gallagher (Arthur J.) & Co.	4,242	414
Hartford Financial Services Group, Inc. (The)	24,343	938
Huntington Bancshares, Inc.	15,802	143
Intercontinental Exchange, Inc.	5,726	525
KeyCorp	14,973	182
M&T Bank Corp.	1,957	203
MarketAxess Holdings, Inc.	390	195
Marsh & McLennan Cos., Inc.	11,261	1,209
Moody’s Corp.	1,693	465
MSCI, Inc.	898	300
Nasdaq, Inc.	1,181	141
People’s United Financial, Inc.	6,282	73
PNC Financial Services Group, Inc. (The)	6,443	678
Regions Financial Corp.	14,519	161
S&P Global, Inc.	2,514	828
SVB Financial Group(1)	779	168
Synchrony Financial	14,266	316
Truist Financial Corp.	20,472	769
Willis Towers Watson plc	2,881	567
See Notes to Schedule of Investments

Rampart Equity Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Shares	Value

Financials—continued
Zions Bancorp NA	2,468	$84
		15,908

Health Care—4.8%
Abbott Laboratories	6,265	573
ABIOMED, Inc.(1)	159	38
Agilent Technologies, Inc.	3,269	289
Anthem, Inc.	1,857	488
Baxter International, Inc.	1,806	156
Becton Dickinson and Co.	1,055	253
Bio-Rad Laboratories, Inc. Class A(1)	229	103
Boston Scientific Corp.(1)	4,911	172
Centene Corp.(1)	4,185	266
Danaher Corp.	2,222	393
DexCom, Inc.(1)	319	129
Edwards Lifesciences Corp.(1)	2,187	151
Hologic, Inc.(1)	893	51
Humana, Inc.	963	373
IDEXX Laboratories, Inc.(1)	301	99
Illumina, Inc.(1)	1,581	586
Intuitive Surgical, Inc.(1)	411	234
IQVIA Holdings, Inc.(1)	1,888	268
Medtronic plc	4,722	433
Mettler-Toledo International, Inc.(1)	253	204
PerkinElmer, Inc.	1,174	115
ResMed, Inc.	503	97
STERIS plc	298	46
Stryker Corp.	1,122	202
Teleflex, Inc.	165	60
Thermo Fisher Scientific, Inc.	4,232	1,533
UnitedHealth Group, Inc.	7,012	2,068
Varian Medical Systems, Inc.(1)	315	39
Waters Corp.(1)	655	118
Zimmer Biomet Holdings, Inc.	726	87
		9,624

Industrials—14.2%
AMETEK, Inc.	6,186	553
Cintas Corp.	6,773	1,804
Copart, Inc.(1)	16,551	1,378
CSX Corp.	10,603	740
Deere & Co.	20,484	3,219
Dover Corp.	2,251	217
Eaton Corp. plc	10,931	956
Emerson Electric Co.	16,186	1,004
Equifax, Inc.	4,669	803
Fastenal Co.	37,621	1,612
Flowserve Corp.	2,006	57
Fortive Corp.	4,681	317
Hunt (JB) Transport Services, Inc.	10,331	1,243
IDEX Corp.	1,201	190
IHS Markit Ltd.	15,446	1,166
Illinois Tool Works, Inc.	4,490	785
Ingersoll Rand, Inc.(1)	5,450	153
Kansas City Southern	1,348	201
Nielsen Holdings plc	13,449	200
Norfolk Southern Corp.	3,619	636
Old Dominion Freight Line, Inc.	11,452	1,942
Otis Worldwide Corp.	6,510	370
Parker-Hannifin Corp.	1,978	363
Pentair plc	2,537	96
	Shares	Value

Industrials—continued
Republic Services, Inc.	10,484	$860
Rockwell Automation, Inc.	3,134	668
Rollins, Inc.	6,965	295
Snap-on, Inc.	850	118
Stanley Black & Decker, Inc.	2,461	343
Union Pacific Corp.	9,600	1,623
United Rentals, Inc.(1)	4,656	694
Verisk Analytics, Inc.	6,180	1,052
W.W. Grainger, Inc.	2,805	881
Waste Management, Inc.	19,169	2,030
Xylem, Inc.	2,816	183
		28,752

Information Technology—14.1%
Adobe, Inc.(1)	2,424	1,055
Advanced Micro Devices, Inc.(1)	3,327	175
Akamai Technologies, Inc.(1)	13,364	1,431
Analog Devices, Inc.	1,064	130
ANSYS, Inc.(1)	431	126
Apple, Inc.	8,237	3,005
Applied Materials, Inc.	22,053	1,333
Autodesk, Inc.(1)	1,106	265
Automatic Data Processing, Inc.	1,208	180
Broadcom, Inc.	1,175	371
Broadridge Financial Solutions, Inc.	323	41
Cadence Design Systems, Inc.(1)	1,394	134
Citrix Systems, Inc.	572	85
Fidelity National Information Services, Inc.	1,753	235
Fiserv, Inc.(1)	1,579	154
FleetCor Technologies, Inc.(1)	232	58
FLIR Systems, Inc.	10,975	445
Fortinet, Inc.(1)	244	34
Global Payments, Inc.	838	142
Hewlett Packard Enterprise Co.	2,650	26
HP, Inc.	2,890	50
Intel Corp.	12,155	727
Intuit, Inc.	1,302	386
IPG Photonics Corp.(1)	3,451	554
Jack Henry & Associates, Inc.	213	39
Keysight Technologies, Inc.(1)	15,712	1,583
KLA Corp.	3,746	729
Lam Research Corp.	3,408	1,102
Mastercard, Inc. Class A	2,489	736
Maxim Integrated Products, Inc.	777	47
Microchip Technology, Inc.	702	74
Micron Technology, Inc.(1)	3,091	159
Microsoft Corp.	13,711	2,790
NetApp, Inc.	455	20
NortonLifeLock, Inc.	966	19
NVIDIA Corp.	1,772	673
Oracle Corp.	3,775	209
Paychex, Inc.	882	67
Paycom Software, Inc.(1)	247	77
PayPal Holdings, Inc.(1)	3,342	582
Qorvo, Inc.(1)	338	37
QUALCOMM, Inc.	3,231	295
salesforce.com, Inc.(1)	4,511	845
Seagate Technology plc	457	22
ServiceNow, Inc.(1)	352	143
Skyworks Solutions, Inc.	490	63
Synopsys, Inc.(1)	761	148
TE Connectivity Ltd.	32,227	2,628

See Notes to Schedule of Investments

Rampart Equity Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Shares	Value

Information Technology—continued
Texas Instruments, Inc.	2,646	$336
Tyler Technologies, Inc.(1)	201	70
VeriSign, Inc.(1)	8,424	1,742
Visa, Inc. Class A	4,757	919
Western Digital Corp.	591	26
Western Union Co. (The)	1,160	25
Xerox Holdings Corp.	376	6
Xilinx, Inc.	672	66
Zebra Technologies Corp. Class A(1)	4,436	1,135
		28,554

Materials—11.1%
Air Products and Chemicals, Inc.	4,289	1,036
Albemarle Corp.	1,768	137
Ball Corp.	45,656	3,173
Celanese Corp.	1,970	170
Dow, Inc.	50,781	2,070
DuPont de Nemours, Inc.	12,300	654
Eastman Chemical Co.	46,221	3,219
Ecolab, Inc.	4,133	822
Freeport-McMoRan, Inc.	281,688	3,259
International Flavors & Fragrances, Inc.	1,784	218
Linde plc	10,094	2,141
LyondellBasell Industries NV Class A	17,535	1,152
Newmont Corp.	52,645	3,250
PPG Industries, Inc.	3,926	416
Sherwin-Williams Co. (The)	1,352	781
		22,498

Real Estate—6.3%
American Tower Corp.	3,632	939
CBRE Group, Inc. Class A(1)	70,620	3,194
Crown Castle International Corp.	3,477	582
Digital Realty Trust, Inc.	2,271	323
Duke Realty Corp.	14,406	510
Equinix, Inc.	741	521
Extra Space Storage, Inc.	1,075	99
Federal Realty Investment Trust	3,721	317
Iron Mountain, Inc.	2,338	61
Kimco Realty Corp.	23,006	295
Prologis, Inc.	28,527	2,663
Public Storage	1,246	239
Realty Income Corp.	18,271	1,087
Regency Centers Corp.	8,921	409
	Shares	Value

Real Estate—continued
SBA Communications, Corp.	953	$284
Simon Property Group, Inc.	14,862	1,016
Weyerhaeuser Co.	6,110	137
		12,676

Utilities—1.6%
American Water Works Co., Inc.	24,832	3,195
Total Common Stocks (Identified Cost $192,818)		201,093

Rights—0.0%
Communication Services—0.0%
T-Mobile US, Inc.(1)	32,269	5
Total Rights (Identified Cost $—)		5

Total Long-Term Investments—99.2% (Identified Cost $192,818)		201,098

TOTAL INVESTMENTS—99.2% (Identified Cost $192,818)		$201,098
Other assets and liabilities, net—0.8%		1,682
NET ASSETS—100.0%		$202,780

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	91%
Switzerland	3
Ireland	2
Netherlands	1
Bermuda	1
Jersey	1
United Kingdom	1
Total	100%
† % of total investments as of June 30, 2020.

The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$201,093	$201,093
Rights	5	5
Total Investments	$201,098	$201,098
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
See Notes to Schedule of Investments

RAMPART EQUITY TREND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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